Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Less: accumulated depreciation	$ (838,201)	$ (745,429)
Property, plant and equipment, net	$ 1,759,907	1,158,898
Machinery [Member]
Useful life	10 years
Property, plant and equipment, gross	$ 632,683	658,043
Electric equipment [Member]
Property, plant and equipment, gross	$ 143,084	138,338
Electric equipment [Member] | Minimum [Member]
Useful life	3 years
Electric equipment [Member] | Maximum [Member]
Useful life	5 years
Office equipment [Member]
Useful life	5 years
Property, plant and equipment, gross	$ 74,097	78,917
Vehicles [Member]
Useful life	4 years
Property, plant and equipment, gross	$ 176,335	122,969
Leasehold improvement [Member]
Property, plant and equipment, gross	$ 1,571,909	$ 906,060
Leasehold improvement [Member] | Minimum [Member]
Useful life	3 years
Leasehold improvement [Member] | Maximum [Member]
Useful life	10 years